Debt (Details) - Schedule of outstanding debt - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Debt Instrument [Line Items]
Long-term debt, gross	$ 351,995	$ 16,366
Less unamortized debt issuance costs	(9,221)	(291)
Long-term debt less debt issuance costs	342,774	16,075
Less current maturities, net	(11,378)	(1,302)
Total long-term debt	331,396	14,773	$ 548,900
New Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term debt, gross	218,625
4.47% Term Note [Member]
Debt Instrument [Line Items]
Long-term debt, gross	60,828
3.75% Term Note [Member]
Debt Instrument [Line Items]
Long-term debt, gross	72,542
Comerica Bank - Specific Advance Facility Note [Member]
Debt Instrument [Line Items]
Long-term debt, gross		4,320
Comerica Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt, gross		12,000
Kubota Corporation - Term Notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 46